Shareholders' capital - Stock Option Activity (Detail) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of awards
Beginning balance (in shares)	3,523,912	6,292,642
Granted (in shares)	999,962	1,113,775
Exercised (in shares)	(2,386,275)	(3,882,505)
Forfeited (in shares)	(27,151)
Ending balance (in shares)	2,110,448	3,523,912	6,292,642
Exercisable (in shares)	1,710,662
Weighted average exercise price
Beginning balance (CAD per share)	$ 13.09	$ 11.61
Granted (CAD per share)	16.78	14.96
Exercised (CAD per share)	12.52	11.23
Forfeited (CAD per share)	14.96
Ending balance (CAD per share)	15.45	$ 13.09	$ 11.61
Exercisable (CAD per share)	$ 15.22
Additional Disclosures
Outstanding shares, weighted average remaining contractual term	6 years 6 months 18 days	5 years 10 months 13 days	5 years 9 months
Granted, weighted average remaining contractual term	7 years 3 months 7 days	8 years
Exercised shares, weighted average remaining contractual term	5 years 1 month 28 days	4 years 5 months 12 days
Exercisable , weighted average remaining contractual term	6 years 5 months 8 days
Beginning balance, aggregate intrinsic value	$ 18,609	$ 13,342
Granted, aggregate intrinsic value	0	0
Exercised, aggregate intrinsic value	18,465	6,225
Ending balance, aggregate intrinsic value	11,604	$ 18,609	$ 13,342
Exercisable, aggregate intrinsic value	$ 9,798